Exhibit 99.27

Exception Detail

Run Date - 01/13/2022 5:11:01 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	6000069793	XXXXXXXXXX	6594945	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Occupancy is Investment AND loan is a Business Purpose Product then file must contain a borrower signed Business Purpose Affidavit.	Information provided			01/12/2022			A	1	XXXXXXXXXX	NC	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	6000066356	XXXXXXXXXX	6509716	272	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Loan file is missing FNMA UCDP SSR form	received			08/20/2021			A	1	XXXXXXXXXX	TN	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	6000066360	XXXXXXXXXX	6564546	397	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Inquiries not properly addressed		File missing LOX for inquiry from 2/10/21 XXXX.	Not required		Client 08/27/2021 02:23 PM; This loan is under AIA program. DTI or liabilities are not used to qualify the borrower. Credit inquiry does not need to be verified. Reviewer 09/01/2021 10:27 AM; cleared 8/30	08/31/2021			A	1	XXXXXXXXXX	FL	I	1	B	A	B	A	N/A	N/A	A	A		Exempt	1
XXXX	6000066362	XXXXXXXXXX	6402002	434	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Guidelines require 3 months of PITIA reserves. No assets have been provided.	Per lender guidelines, cash out proceeds are permitted to meet required 9 months of reserves. Required amount of $10,287.27 and cash out per final CD is $29,012.22.			08/18/2021			A	1	XXXXXXXXXX	NJ	I	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	6000067195	XXXXXXXXXX	6564749	434	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		Guidelines require 9 months PITIA reserves. No assets have been provided or verified.	Documentation in file.		Client 08/26/2021 10:17 AM; Please see VOD for XXXX account #XXXX with balance of $121,682.41. (page 141 of loan package) Reviewer 09/01/2021 10:26 AM; cleared 8/30	08/31/2021			A	1	XXXXXXXXXX	CA	I	3	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	6000066363	XXXXXXXXXX	6509894	431	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Verification of assets (statements/VOD) incomplete/missing		Borrower does not have sufficient amount of liquid assets verified to cover down payment, closing costs or reserves.	File has VODs showing borrower’s assets. 1031 Exchange $347083.81 and $48000(also have gift letters from spouse for these) and XXX 3-month reserves required, bwr has 13.			08/18/2021			A	1	XXXXXXXXXX	CA	I	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
XXXX	6000066367	XXXXXXXXXX	6564730	431	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Verification of assets (statements/VOD) incomplete/missing		Missing XXXX statement as stated on final 1003.	Statement dated 5/13/2021 and statement dated 6/09/2021 received. Cleared.		Reviewer 08/26/2021 02:04 PM; Missing actual XXXX bank statement that shows a transaction history for borrower.	08/31/2021			A	1	XXXXXXXXXX	CA	I	3	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	6000066367	XXXXXXXXXX	6564731	434	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves			Verified		Client 08/26/2021 10:07 AM; “Borrower need total $42332.76 for the reserves. ( 9 months PITIA ) &#x0D; per PCCD, Borrower used $19,600 from XXXXX. PER VOD, Borrower had $30423.22. $30423.22- $19600 is $10823.22 left from the XXXX; Also XXXX, it should be $42363.35, to cover reserves. &#x0D; Reviewer 09/01/2021 10:26 AM; cleared 8/30	08/31/2021			A	1	XXXXXXXXXX	CA	I	3	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	6000067201	XXXXXXXXXX	6509661	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Occupancy is Investment AND loan is a Business Purpose Product then file must contain a borrower signed Business Purpose Affidavit.	Information provided			09/03/2021			A	1	XXXXXXXXXX	CA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	6000066382	XXXXXXXXXX	6509658	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		File missing wet signed Business Purpose affidavit.	received			09/02/2021			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	6000068961	XXXXXXXXXX	6509954	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		File must contain a borrower signed Business Purpose Affidavit.	Information provided			10/04/2021			A	1	XXXXXXXXXX	FL	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	6000069808	XXXXXXXXXX	6509912	851	XXXXXXXXXX	Credit	UW Qualifications	UW Qualifications - UW – Exception needed	Guideline Exception Required for the following *Properties with a condition rating of C5 & C6 are not acceptable. Condition rating for the subject property address is a C5	Loan representing LTV of 75% LTV is based on purchase price of $XXXX. Appraised value of $XXXX LTV is 53.92% Exception taking property with condition of C5 is made. 1. Market Value 2. Own Funds	Client 10/21/2021 07:34 PM; 10/21 2nd appraisal is uploaded. Please review. Thanks

 Reviewer 10/22/2021 07:25 AM; condition is still C5

 Reviewer 10/22/2021 07:25 AM; Condition is still C5

 Client 11/05/2021 01:44 PM; Loan representing LTV of 75% is based on purchase price of XXXX. Based on the appraisal value of $XXXX, LTV will be 53.92%. Exception taking property condition of C5 is made.&#x0D;
1. Market Value&#x0D;
2. Own Funds

 Client 11/11/2021 06:26 PM; Any update from credit team review? Thank you.

 Reviewer 11/16/2021 10:31 AM; written approval for exception to property condition missing from file.

 Reviewer 11/16/2021 10:32 AM; duplication
																	11/19/2021	B	2	XXXXXXXXXX	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	6000068968	XXXXXXXXXX	6590730	1054	XXXXXXXXXX	Compliance	Missing Images		Missing Images - Loan Review is not Final. On Hold for Missing Images		Missing Credit and/or Closing package. Link provided is damaged and will not open. Please verify that the new link is accessible prior to reuploading.				09/28/2021			A	1	XXXXXXXXXX	SC	I	13	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	6000068973	XXXXXXXXXX	6402055	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		The xxxxx loan approval was not provided	DOCUMENTATION PROVIDED			09/29/2021			A	1	XXXXXXXXXX	CA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	6000069825	XXXXXXXXXX	6509799	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Occupancy is Investment AND loan is a Business Purpose Product then file must contain a borrower signed Business Purpose Affidavit.	Information provided			10/27/2021			A	1	XXXXXXXXXX	CA	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	6000069843	XXXXXXXXXX	6509662	270	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Satisfactory 2nd Appraisal Report		Program requires 1 Full Appraisal and 1 CDA or 2nd full Appraisal, only 1st Full Appraisal was in file, CDA or 2nd Appraisal required to be submitted supporting value of $XXXX	Document provided 11/4		Client 11/04/2021 12:26 PM; 10/29 - Appraisal value for the second appraisal is $XXXX and the documents provided is reflecting this lower value. Reviewer 11/05/2021 08:29 AM; Cleared 11/5	11/05/2021			A	1	XXXXXXXXXX	CA	I	1	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXX	6000069302	XXXXXXXXXX	6510095	959	XXXXXXXXXX	Credit	Closing Package		Closing Package - IEADS Initial Escrow Account Disclosure Missing or Incorrect		IEADS does not match the final disclosed CD	Information provided			10/14/2021			A	1	XXXXXXXXXX	VA	I	1	B	A	B	A	N/A	N/A	A	A		Exempt	1
XXXX	6000064966	XXXXXXXXXX	6509731	552	XXXXXXXXXX	Compliance	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Compliance \ Deed of Trust/Mortgage - PUD ____ Condo____ with project name filled in		Missing PUD/Condo Rider, PUD per appraisal on file (05/13/2021)	Information provided		Reviewer 10/04/2021 09:00 AM; Outstanding. Reviewer 10/07/2021 08:37 AM; Document provided is not executed by borrower or notary. Please provide a fully executed modification agreement signed and dated by borrower and notary. Reviewer 10/13/2021 04:43 AM; Outstanding. Reviewer 10/13/2021 04:43 AM; Outstanding.	11/05/2021			A	1	XXXXXXXXXX	TN	P	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXX	6000064966	XXXXXXXXXX	6509732	875	XXXXXXXXXX	Compliance	Disclosure		Disclosure - Other:		File is missing amortization schedule. Please provide.	Information provided			09/21/2021			A	1	XXXXXXXXXX	TN	P	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXX	6000064966	XXXXXXXXXX	6509733	894	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID LE- Other		File is missing any and ALL Loan estimates. Please provide with proof of receipt.	Information provided			09/21/2021			A	1	XXXXXXXXXX	TN	P	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXX	6000064966	XXXXXXXXXX	6509734	965	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Contact Information Missing or Incorrect		Please provide a PCCD showing contact TN license ID for RE broker Constantine Turner.	Information provided			09/21/2021			A	1	XXXXXXXXXX	TN	P	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXX	6000064966	XXXXXXXXXX	6509735	970	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Missing		File is missing initial CD. Please provide with proof of receipt.	In the file.			09/16/2021			A	1	XXXXXXXXXX	TN	P	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXX	6000064966	XXXXXXXXXX	6509736	432	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Evidence of downpayment missing/incomplete		Provide additional EMD as per final CD for $200,000, $100,000 and $20,000.	Documentation provided.			09/20/2021			A	1	XXXXXXXXXX	TN	P	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXX	6000064966	XXXXXXXXXX	6509737	895	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Missing CD issued and received by borrower three days prior to consummation.	Information provided		Reviewer 10/04/2021 09:00 AM; Outstanding. Please provide initial CD received by borrower 3 days prior to consummation. Condition remains. Reviewer 10/04/2021 11:23 AM; Initial CD missing. Only CD in file is issued 05/20 and signed at closing on XX/XX/XXXX	10/05/2021			A	1	XXXXXXXXXX	TN	P	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXX	6000064966	XXXXXXXXXX	6509738	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			10/12/2021			A	1	XXXXXXXXXX	TN	P	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXX	6000064966	XXXXXXXXXX	6509739	898	XXXXXXXXXX	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	Zero percent tolerance violation for the increase in the appraisal fee ($374.00) and the increase in the credit report fee ($10.20). Please provide evidence of $384.20 refund, LOX to borrower and PCCD reflecting the cure. All issued within 60 days of consummation.	Information provided	Reviewer 09/22/2021 08:14 AM; Update***Zero percent tolerance violation for the increase in the credit report fee ($10.20). Please provide evidence of $10.20 refund, LOX to borrower and PCCD reflecting the cure. All issued within 60 days of consummation.

 Client 09/22/2021 04:19 PM; The provided COC list CBR fee increase

 Reviewer 09/23/2021 09:19 AM; compliance to review

 Reviewer 09/23/2021 10:04 AM; Hi XXXX, &#x0D;
There is no reason give as to why the credit report fee increased.  We need more detail and will review.  &#x0D;
Thank you, &#x0D;
XXXXX

 Reviewer 09/24/2021 07:38 AM; COC provided does not give a valid reason for the increase in the credit report fee. Refund is required.

 Client 09/27/2021 06:55 PM; Please review the CBR Invoice as this is a Valid Change of Circumstance

 Reviewer 09/28/2021 07:46 AM; compliance to review

 Reviewer 09/28/2021 12:05 PM; COC reason for increase in credit report fee does no detail enough reason to determine if it's valid

 Reviewer 09/28/2021 12:06 PM; Good Morning, &#x0D;
COC reason for increase in credit report fee does no detail enough reason to determine if it's valid &#x0D;
Thank you, &#x0D;
XXXX

 Client 10/01/2021 01:07 PM; Please verify the total refund amount required to cure the TRID Zero violation.

 Reviewer 10/04/2021 08:37 AM; compliance to review

 Reviewer 10/05/2021 11:43 AM; Hi Stacy, &#x0D;
It's currently failing for the credit report in the amount of $10.20. However, we are missing the initial CD.  Pleaseprovide and we can re-test to ensure that amount still remains.
															10/06/2021			A	1	XXXXXXXXXX	TN	P	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXX	6000064966	XXXXXXXXXX	6509740	1061	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID Fee Tolerance Violation cured more than 60 days post consummation								10/12/2021	B	2	XXXXXXXXXX	TN	P	1	D	B	D	A	C	B	A	A		Non-QM	1
XXXX	6000067547	XXXXXXXXXX	6518111	272	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Seller and Borrower have same name	received			08/26/2021			A	1	XXXXXXXXXX	PA	I	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	6000067547	XXXXXXXXXX	6518112	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		no Loan approval in file			Client 08/19/2021 08:49 AM; Uploaded Approval Reviewer 08/20/2021 08:05 AM; cleared 8/19	08/19/2021			A	1	XXXXXXXXXX	PA	I	1	C	A	C	A	N/A	N/A	C	A		Exempt	1
XXXX	6000070049	XXXXXXXXXX	6567753	898	XXXXXXXXXX	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	Loan exceeds zero tolerance by $404.50 due to increase in Appraisal Fee and added Appraisal Desk Review Fee with no valid coc. Please provide proof of $404.50 refund along with letter of explanation to borrower and PCCD reflecting cure. All must be issued within 60 days of consummation.	Reviewer 10/08/2021 07:24 AM; COC received is not a valid reason for increase in fees, please provide 404.50, PCCD and LOX.

 Reviewer 10/12/2021 09:00 AM; Rec'd copy of refund check.  Still need PCCD showing cure and lox to borrower within 60 days of consummation.

 Reviewer 10/12/2021 12:59 PM; Rec'd PCCD, lox and refund check.  The PCCD provided dated 10/12 is not disclosing the cure correctly in Sec J.  The Lender Credits amount in Sec J needs to indicate that it is for the tolerance cure. Please provide a new PCCD with this correction.

 Client 10/15/2021 04:05 PM;

 Client 10/15/2021 04:08 PM; The verbiage is hard coded and cannot be edited to reflect Tolerance cure. Please clear condition

 Reviewer 10/15/2021 06:15 PM; Blank escalation

 Reviewer 10/15/2021 06:17 PM; The following language must be indicated within the fee name line to reflect how much of the lender credit was a cure. Lender Credits (Includes $______ credit for increase in Closing Costs above legal limit) as well as the amount under lender credits

 Reviewer 10/15/2021 06:18 PM; Stacy, &#x0D;
The following language must be indicated within the fee name line to reflect how much of the lender credit was a cure. Lender Credits (Includes $______ credit for increase in Closing Costs above legal limit) as well as the amount under lender credits.  This is how a cure is reflected on all CD's. Thank you!

 Reviewer 10/18/2021 05:27 AM;

 Reviewer 10/18/2021 05:27 AM;
															10/18/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	6000070049	XXXXXXXXXX	6567754	902	XXXXXXXXXX	Compliance	Compliance	Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.	Client 10/18/2021 10:16 AM; The lender is unable to add "tolerance cure" as their system is hard coded. The cure on the PCCD indicates why the "lender credit" is being issued. Please clear

 Reviewer 10/18/2021 11:10 AM; Compliance is completing review

 Reviewer 10/18/2021 11:25 AM; XXXX;
This has never been an issue before.  How do they show tolerance cures on their CD's?

 Client 10/18/2021 12:01 PM; This is the SAME as what you are wanting to be on the PCCD.  It is just worded a little different.  I sent an email to XXXX with screen shots.  Please escalate.

 Reviewer 10/18/2021 12:48 PM; XXXXD;
Condition has been updated.  Thanks!

 Reviewer 10/19/2021 07:51 AM; compliance to review
															10/18/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	6000070129	XXXXXXXXXX	6403904	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Need updated settlement statement the with the correct closing/disbursement date	Information provided			11/01/2021			A	1	XXXXXXXXXX	CA	I	13	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXX	6000070092	XXXXXXXXXX	6403927	327	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Satisfactory 12 mth Rental		Does not meet investor guidelines as borrower has less than 12 months of rental history.		Borrower's wife made 2 out of the last 12months of housing payments and exception was granted to allow 10months of rental history. Verification of rent from managing agent and rent history print-out confirms all payments have been made timely since 01/15/2019 lease inception date.				10/30/2021	B	2	XXXXXXXXXX	FL	P	1	D	B	D	B	A	A	A	A		Non-QM	1
XXXX	6000070092	XXXXXXXXXX	6403928	447	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - 2yr Employment history not verified		Borrower has been self-employed for 22months and guidelines states borrower must be continuously self-employed for 2 years.		Borrower has been in this industry for 10 years; previously employed as a W-2 driver with XXXX from 05/30/2018 to 06/01/2020. Compensating factors: Credit score is 693; reserves are 11.52months. No public records and no late payments on credit report since 08/2016 (inst).				10/30/2021	B	2	XXXXXXXXXX	FL	P	1	D	B	D	B	A	A	A	A		Non-QM	1
XXXX	6000070109	XXXXXXXXXX	6403932	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		*Guideline Exception Allow VOR plus 11 months cancelled rent checks to verify primary housing payment history (as borrower paid via cashier check in March of 2021, mailed the cashier check directly to the landlords and cannot provide copy of cancelled check nor receipt as they were misplaced) vs program requirement that a verification of rent (VOR) from an institutional third party must be supported with cancelled checks, monthly bank or mortgage statements and/or a transactional payment history directly from the servicer or their website for the past 12 months including but not limited to the month prior to the note date of the new loan transaction.		*Compensating Factors: LTV is 60%, 30%<program maximum of 90% Credit Score is 725, 65 points> program requirement of 660 Reserves are 34.08months, 28.08 months > program requirement of 6 months DTI is 41.749%, 8.251%< program maximum of 50% Borrower is self-employed as Owner of Towman Towing Inc for the past 2 Years with 20 years in the same line of work Borrower has 0X30X12 rental payments since inception 2016 per VOR No public records and no late payments on credit going back to earliest overall inception in 9/2005				10/22/2021	B	2	XXXXXXXXXX	CA	P	1	D	B	C	B	B	A	D	A		Non-QM	1
XXXX	6000070109	XXXXXXXXXX	6403933	229	XXXXXXXXXX	Compliance	UW Approval		UW Approval - Signed underwriting approval not in the file:		*The 1008 states there should be an AUS in this file. No Signed Loan Approval or AUS in this file.	Documentation has been provided.			10/25/2021			A	1	XXXXXXXXXX	CA	P	1	D	B	C	B	B	A	D	A		Non-QM	1
XXXX	6000070109	XXXXXXXXXX	6403934	262	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing		*Appraisal is missing from this file. 1008 states a 1004 is required.	Documentation has been provided.			10/25/2021			A	1	XXXXXXXXXX	CA	P	1	D	B	C	B	B	A	D	A		Non-QM	1
XXXX	6000069273	XXXXXXXXXX	6498186	959	XXXXXXXXXX	Credit	Closing Package		Closing Package - IEADS Initial Escrow Account Disclosure Missing or Incorrect		The balance on the IEADS and CD do not match. The balance must match on both documents.	Information provided			10/21/2021			A	1	XXXXXXXXXX	GA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	6000069273	XXXXXXXXXX	6498187	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Missing evidence of complete original credit report.	Longest Trade Line Months, Maximum Trade Line Amount, Number of Trade Lines, and Credit Line Usage Ratio fields were left blank due to missing evidence of complete original credit report.			10/28/2021			A	1	XXXXXXXXXX	GA	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	6000069290	XXXXXXXXXX	6498188	1108	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		Second collateral evaluation is required. A CDA/Field Review is required per guidelines for a second evaluation.	document provided			10/14/2021			A	1	XXXXXXXXXX	NV	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXX	6000068501	XXXXXXXXXX	6498189	324	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Debt Calculations Incorrect		Loan closed using monthly debt of $557. Audit calculated debts were $2,026.03/mo. The difference was due to the deferred student loan payment. Originator used a payment of $300/mo; however there was no documentation provided in the loan file to support the use of the payment. Per guidelines all Fannie Mae rules regarding Monthly Debt Obligations apply. Fannie Mae guidelines require proof of payment or 1% of the unpaid balance used to calculate the payment. Using the balance of $176,903 results in a payment of $1,769.03 and a DTI of 51.495% that exceeds maximum of 50%.	Document received.		Reviewer 09/23/2021 02:09 PM; Credit report provided shows 300 monthly payments due not $300.00/month payments.	11/12/2021			A	1	XXXXXXXXXX	CA	P	13	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	6000070110	XXXXXXXXXX	6509484	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.						11/01/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	C	A		Non-QM	1
XXXX	6000070110	XXXXXXXXXX	6509485	229	XXXXXXXXXX	Compliance	UW Approval		UW Approval - Signed underwriting approval not in the file:		A copy of the loan approval sheet/document is missing in file.	Documentation has been provided.			11/01/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	C	A		Non-QM	1
XXXX	6000069279	XXXXXXXXXX	6507839	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Loan closed in an LLC - File must contain a "Guarantor Agreement" - Guarantor Agreement must be signed by the same person(s) whose income and assets were used to qualify for the loan. Missing.	Acceptable docs provided.		Reviewer 12/14/2021 09:07 AM; Document was not in the closing package uploaded. Please just upload this document. No need to re-upload the entire package. Deficiency remains open	01/13/2022			A	1	XXXXXXXXXX	FL	I	1	C	A	A	A	N/A	N/A	C	A		Exempt	1
XXXX	6000070116	XXXXXXXXXX	6570901	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		1) Allow escrow waiver with 65.000% LTV vs program maximum of 60.000% LTV for escrow waivers on investor occupancy properties 2) Borrower is living in a free and clear mobile home that does not have homeowner's insurance (due to low value) vs program requirement that borrowers without mortgage or rental history including borrowers living rent free are not eligible but will be considered on an exception basis and that a borrower who owns a property free and clear can qualify by providing evidence of payment of homeowner's insurance and taxes for their property. 3) Allow Borrower to have 9 total loans financed with XXXX (including this one) vs program restriction that no Borrower may be obligated for more than 6 loans that have been sold to XXXX. If a person is already obligated for 6 loans that have been sold to XXXX, then additional Loans for which such person is a Borrower are ineligible for sale to XXXX. 4) Allow borrower obligated for an aggregate principal amount of $19,394,500.00 (9 loans with XXXX) vs program restriction that no Borrower may be obligated for loans sold to XXXX with an aggregate principal amount that exceeds $5 million. If a person is already obligated for loans that have been sold to XXXX with an aggregate principal amount of $5 million or more then additional Loans on which such person is a Borrower are ineligible for sale to XXXX.		Credit score is 757, 37 points> program requirement of 720 Reserves are 122.05 months, 74.05 months> program requirement of 48 months (12 months+ 36 months for 18 additional financed investment properties owned) DTI is 7.795%, 42.205% < program maximum of 50.000% Borrower has been self-employed as a real estate investor for the past 40 years Borrower has 17 open and 76 closed mortgages with only lx30 (in 9/2019) between all of them No public records and zero non-mortgage late payments on credit going back to earliest inception in 8/1978				10/29/2021	B	2	XXXXXXXXXX	CA	I	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
XXXX	6000070116	XXXXXXXXXX	6570902	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Allow escrow waiver with XXXX; LTV vs program maximum of 60.000% LTV for escrow waivers on investor occupancy properties Borrower is living in a free and clear mobile home that does not have homeowner's Insurance (due to low value) vs program requirement that borrowers without mortgage or rental history including borrowers living rent free are not eligible but will be considered on an exception basis and that a borrower who owns a property free and clear can qualify by providing evidence of payment of homeowner's Insurance and taxes for their property		Credit score is 785, 65 points > program requirement of 720 Reserves are 81.37 months, 33.37 months . program requirement of 48 months (12 months+ 36 months for 18 additional financed investment properties owned) DTI is 3.062%, 46.938% < program maximum of 50.000% Borrower has been self-employed as a real estate Investor for the past 40 years Borrower has 17 open and 76 closed mortgages rated Ox30 since inception No public records and no late payments listed on credit Cash-Out Refinance Transaction: Paying off subject mortgage of $147347.81 and approxinmately $282030.34 cash-in-hand				10/29/2021	B	2	XXXXXXXXXX	CA	I	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
XXXX	6000070116	XXXXXXXXXX	6570903	1020	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Provide copy of borrowers tax return extension		File missing 2020 Tax Return Extension	document received.			11/09/2021			A	1	XXXXXXXXXX	CA	I	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
XXXX	6000070116	XXXXXXXXXX	6570904	337	XXXXXXXXXX	Credit	UW Other		UW Other - UW - HUD-1 to evidence payment of debts		Closing Disclosure is not for subject property. Provide subject property closing disclosure.	Document provided and accepted		Reviewer 01/03/2022 10:16 AM; Document provided is Estimated closing statement, please provide final closing statement	01/04/2022			A	1	XXXXXXXXXX	CA	I	13	C	B	C	B	N/A	N/A	C	A		Exempt	1